Matthews Asia Dividend Fund	March 31, 2020

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 94.8%

	Shares	Value
CHINA/HONG KONG: 36.3%
Minth Group, Ltd.†	66,597,000	$141,595,045
Sun Art Retail Group, Ltd.	65,417,000	96,237,113
Shenzhou International Group Holdings, Ltd.	9,026,600	94,689,625
Chongqing Brewery Co., Ltd. A Shares	12,971,770	82,779,104
HKBN, Ltd.	50,368,123	79,274,004
WH Group, Ltd.[b,c]	83,741,500	77,294,158
China Merchants Bank Co., Ltd. H Shares	17,160,000	76,769,923
Gree Electric Appliances, Inc. of Zhuhai A Shares	10,169,803	74,055,100
China Resources Land, Ltd.	16,316,000	66,593,651
China Education Group Holdings, Ltd.[c]	47,018,000	65,068,254
Zhongsheng Group Holdings, Ltd.	18,447,000	64,014,384
AIA Group, Ltd.	7,059,400	63,214,392
China International Travel Service Corp., Ltd. A Shares	6,576,311	61,584,508
China East Education Holdings, Ltd.[b,c,d]	37,406,000	60,088,663
Yuexiu Transport Infrastructure, Ltd.†	93,902,000	56,828,360
Beijing Capital International Airport Co., Ltd. H Shares	61,258,000	38,877,834
Fuyao Glass Industry Group Co., Ltd. H Shares[b,c]	17,519,600	37,221,054
Melco Resorts & Entertainment, Ltd. ADR	1,654,293	20,513,233
Crystal International Group, Ltd.[b,c]	63,343,000	19,457,582
Café de Coral Holdings, Ltd.	8,236,000	13,453,307
Huaneng Lancang River Hydropower, Inc. A Shares	26,128,893	13,337,197

Total China/Hong Kong		1,302,946,491

JAPAN: 31.7%
Anritsu Corp.	6,149,100	113,141,457
MISUMI Group, Inc.	5,062,100	109,498,023
Hoya Corp.	1,275,900	108,491,728
Pigeon Corp.	2,647,200	101,348,687
NTT DoCoMo, Inc.	2,868,300	89,700,648
Kao Corp.	948,600	77,280,769
KATITAS Co., Ltd.†	4,210,800	67,223,403
Bandai Namco Holdings, Inc.	1,376,500	66,764,714
LIXIL Group Corp.	4,632,900	57,082,827
Eiken Chemical Co., Ltd.†	2,952,500	53,903,964
BELLSYSTEM24 Holdings, Inc.†	5,180,500	53,756,642
Oriental Land Co., Ltd.	413,900	52,837,257
MANI, INC.	2,038,000	49,983,948
TDK Corp.	598,500	46,018,167
Mitsubishi Pencil Co., Ltd.	2,403,000	31,543,826
Nintendo Co., Ltd.	51,200	19,899,065
Disco Corp.	101,300	19,708,205
Nifco, Inc.	1,054,200	18,883,327

Total Japan		1,137,066,657

SINGAPORE: 6.3%
Keppel DC, REIT	42,646,280	68,443,506
NetLink NBN Trust[c]	101,140,600	64,227,964
Ascendas India Trust†	57,288,600	48,204,285
CapitaLand Retail China Trust, REIT	52,442,200	44,541,981

Total Singapore		225,417,736

	Shares	Value
TAIWAN: 4.8%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,520,340	$72,657,049
Taiwan Semiconductor Manufacturing Co., Ltd.	7,016,469	63,164,474
China Steel Chemical Corp.	11,301,000	34,719,876

Total Taiwan		170,541,399

SOUTH KOREA: 4.7%
BGF Retail Co., Ltd.	599,464	64,932,732
Hyundai Mobis Co., Ltd.	457,734	63,317,383
Samsung Electronics Co., Ltd.	1,053,639	40,967,085

Total South Korea		169,217,200

PHILIPPINES: 2.2%
Globe Telecom, Inc.	2,086,905	79,088,935

Total Philippines		79,088,935

AUSTRALIA: 2.2%
Breville Group, Ltd.†	7,564,257	78,960,639

Total Australia		78,960,639

INDIA: 1.8%
Minda Industries, Ltd.†	13,929,676	44,096,982
Maruti Suzuki India, Ltd.	375,805	21,197,374

Total India		65,294,356

THAILAND: 1.7%
Thai Beverage Public Co., Ltd.	145,719,900	61,646,689

Total Thailand		61,646,689

INDONESIA: 1.3%
PT United Tractors	46,102,200	47,475,864

Total Indonesia		47,475,864

BANGLADESH: 1.2%
GrameenPhone, Ltd.[e]	16,665,233	44,478,527

Total Bangladesh		44,478,527

VIETNAM: 0.6%
Vietnam Dairy Products JSC	5,193,905	19,836,507

Total Vietnam		19,836,507

TOTAL COMMON EQUITIES		3,401,971,000
(Cost $3,338,886,114)

PREFERRED EQUITIES: 3.6%
SOUTH KOREA: 3.6%
LG Chem, Ltd., Pfd.	545,384	65,585,418
Samsung Electronics Co., Ltd., Pfd.	1,962,323	63,947,472

Total South Korea		129,532,890

TOTAL PREFERRED EQUITIES		129,532,890
(Cost $119,734,191)

1	MATTHEWS ASIA FUNDS

Matthews Asia Dividend Fund	March 31, 2020

Schedule of Investments[a] (unaudited) (continued)

PREFERRED EQUITIES (continued)

Value
TOTAL INVESTMENTS: 98.4%	$3,531,503,890
(Cost $3,458,620,305)

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.6%	57,739,128

NET ASSETS: 100.0%	$3,589,243,018

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2020, the aggregate value is $194,061,457, which is 5.41% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

d	Non-income producing security.

e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $44,478,527 and 1.24% of net assets.

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

ADR	American Depositary Receipt

JSC	Joint Stock Co.

Pfd.	Preferred

REIT	Real Estate Investment Trust

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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